Quarterly Holdings Report
for
Fidelity® Series International Growth Fund
July 31, 2022
GSV-S-NPRT3-0922
1.907949.112
Common Stocks - 99.1%
	Shares	Value ($)
Bailiwick of Jersey - 1.6%
Experian PLC	6,021,389	210,822,597
Belgium - 0.8%
Azelis Group NV	1,668,383	36,422,449
UCB SA	950,500	74,122,286
TOTAL BELGIUM		110,544,735
Canada - 3.3%
CAE, Inc. (a)	3,600,800	95,267,740
Canadian Pacific Railway Ltd.	3,216,340	253,604,974
Franco-Nevada Corp.	794,628	101,749,368
TOTAL CANADA		450,622,082
Denmark - 1.0%
Vestas Wind Systems A/S	5,311,600	139,608,744
Finland - 0.5%
Kone OYJ (B Shares)	1,368,400	62,537,876
France - 9.4%
Edenred SA	2,455,490	125,732,641
Lectra	1,026,598	35,988,743
Legrand SA	2,451,944	200,737,490
LVMH Moet Hennessy Louis Vuitton SE	881,696	612,209,867
Safran SA	1,986,786	218,378,745
Sanofi SA	683,600	67,931,759
TOTAL FRANCE		1,260,979,245
Germany - 6.0%
Deutsche Borse AG	1,050,745	183,423,688
Linde PLC (b)	1,358,101	410,029,123
SAP SE	1,246,029	116,220,534
Vonovia SE	2,874,562	95,779,896
TOTAL GERMANY		805,453,241
Hong Kong - 3.9%
AIA Group Ltd.	36,734,901	369,062,714
Hong Kong Exchanges and Clearing Ltd.	3,351,325	153,793,836
TOTAL HONG KONG		522,856,550
India - 1.5%
Housing Development Finance Corp. Ltd.	2,644,500	79,714,981
Kotak Mahindra Bank Ltd.	2,718,000	62,350,730
Reliance Industries Ltd.	925,000	29,385,737
Reliance Industries Ltd. sponsored GDR (c)	475,500	30,004,050
TOTAL INDIA		201,455,498
Ireland - 1.6%
CRH PLC sponsored ADR (b)	5,675,040	218,999,794
Italy - 1.4%
Interpump Group SpA	1,749,620	74,317,556
Prada SpA	19,721,000	113,805,437
TOTAL ITALY		188,122,993
Japan - 13.8%
Azbil Corp.	4,972,405	149,685,144
FANUC Corp.	1,015,215	175,084,587
Hoya Corp.	2,724,000	272,922,040
Keyence Corp.	1,000,187	396,416,293
Lasertec Corp.	968,400	138,645,925
Misumi Group, Inc.	6,920,106	172,160,560
OSG Corp.	2,233,246	30,650,463
Recruit Holdings Co. Ltd.	9,390,105	350,936,933
SHO-BOND Holdings Co. Ltd.	1,950,800	86,312,166
USS Co. Ltd.	4,502,000	88,340,631
TOTAL JAPAN		1,861,154,742
Kenya - 0.5%
Safaricom Ltd.	269,131,800	67,792,241
Netherlands - 8.2%
Aalberts Industries NV	597,801	25,477,971
Airbus Group NV	2,430,300	262,039,121
ASML Holding NV (Netherlands)	1,270,946	730,486,875
IMCD NV	592,900	94,410,663
TOTAL NETHERLANDS		1,112,414,630
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	7,824,162	36,739,885
Norway - 0.6%
Adevinta ASA Class B (a)	4,273,402	32,144,140
Schibsted ASA (B Shares)	2,539,754	45,512,762
TOTAL NORWAY		77,656,902
South Africa - 0.2%
Clicks Group Ltd.	1,772,922	29,848,454
Spain - 3.1%
Amadeus IT Holding SA Class A (a)	5,322,464	310,354,135
Cellnex Telecom SA (c)	2,372,842	106,135,175
TOTAL SPAIN		416,489,310
Sweden - 6.1%
ASSA ABLOY AB (B Shares)	13,065,337	308,681,956
Atlas Copco AB (A Shares)	28,475,844	332,864,607
Epiroc AB (A Shares)	10,498,636	185,633,682
TOTAL SWEDEN		827,180,245
Switzerland - 10.3%
Nestle SA (Reg. S)	6,143,640	752,763,603
Roche Holding AG (participation certificate)	1,755,104	582,702,456
Schindler Holding AG:
(participation certificate)	150,771	29,303,604
(Reg.)	156,202	29,473,004
TOTAL SWITZERLAND		1,394,242,667
Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	10,603,885	181,264,790
United Kingdom - 5.8%
BAE Systems PLC	10,700,000	100,566,575
Compass Group PLC	11,855,100	277,841,559
Dechra Pharmaceuticals PLC	1,365,100	61,243,508
InterContinental Hotel Group PLC ADR (b)	2,016,230	121,598,831
Rightmove PLC	12,710,992	99,371,732
Spectris PLC	3,208,786	121,489,136
TOTAL UNITED KINGDOM		782,111,341
United States of America - 17.8%
Alphabet, Inc. Class A (a)	671,740	78,136,797
Autoliv, Inc.	1,182,334	101,680,724
Lam Research Corp.	311,865	156,091,551
Marsh & McLennan Companies, Inc.	2,284,731	374,604,495
MasterCard, Inc. Class A	615,731	217,839,470
Moody's Corp.	615,059	190,822,055
MSCI, Inc.	495,127	238,324,430
NICE Ltd. sponsored ADR (a)(b)	868,554	185,887,927
NOV, Inc.	434,700	8,089,767
Otis Worldwide Corp.	937,500	73,284,375
PriceSmart, Inc.	589,732	39,146,410
ResMed, Inc.	1,221,918	293,895,717
S&P Global, Inc.	498,480	187,892,066
Sherwin-Williams Co.	470,941	113,939,466
Visa, Inc. Class A	697,170	147,876,729
TOTAL UNITED STATES OF AMERICA		2,407,511,979
TOTAL COMMON STOCKS (Cost $9,393,425,108)		13,366,410,541

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
China - 0.2%
ByteDance Ltd. Series E1 (a)(d)(e) (Cost $18,859,141)	172,113	24,705,100

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	295,672,655	295,731,789
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	31,596,506	31,599,665
TOTAL MONEY MARKET FUNDS (Cost $327,331,454)		327,331,454

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $9,739,615,703)	13,718,447,095
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(223,424,277)
NET ASSETS - 100.0%	13,495,022,818

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $136,139,225 or 1.0% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,705,100 or 0.2% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	18,859,141

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	289,691,163	3,710,440,768	3,704,400,142	1,644,366	-	-	295,731,789	0.6%
Fidelity Securities Lending Cash Central Fund 2.01%	40,631,762	2,002,398,288	2,011,430,385	391,854	-	-	31,599,665	0.1%
Total	330,322,925	5,712,839,056	5,715,830,527	2,036,220	-	-	327,331,454

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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